Basis of preparation - Consolidated financial statements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Basis of preparation
Revenue	€ 88	€ 111	€ 85
Operating profit	(287)	66	(87)
Loss for the financial year	(449)	(169)	(123)
Net assets	1,029	981	814
Equity attributable to owners of the parent	987	913	777
Non-controlling interests	41	68	37
Gains (losses) on net monetary position	€ 112	€ 360	€ 198